Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

18.Commitments

The Company has long-term arrangements with commitments that are not recognized as liabilities as at December 31, 2022 and 2021 as follows:

a)	Employment Agreements

	December 31,	December 31,
	2022	2021
	$	$
Management services – officers	502,320	476,000

The President, CEO and a director of the Company has a long-term employment agreement with the Company. The agreement has a termination clause whereby he is entitled to the equivalent of 12 times his then current monthly salary which, as of December 31, 2022 and 2021, equated to an annual salary of US$300,000.

The CFO of the Company has a long-term employment agreement with the Company. The agreement has a termination clause whereby he is entitled to the equivalent of 12 times his then current monthly salary which as of December 31, 2022 and 2021, equated to an annual salary of $192,000.

b)	Payments

In the normal course of business, the Company has committed to payments totaling $2,701,114 (2021 - $1,613,142) for activities related to its clinical trial, manufacturing, collaboration programs and other regular business activities which are expected to occur over the next two years.